Bluemonte

Large Cap Core ETF

Schedule of Investments

July 31, 2025 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUNDS — 99.1%

Commodities — 0.0%
iShares Gold Trust*	10	$620

Domestic Equity — 99.1%
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF*	8	267
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF*	17	513
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF*	12	389
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF*	20	555
Avantis U.S. Equity ETF	15	1,547
Avantis U.S. Large Cap Value ETF	18	1,249
BlackRock U.S. Equity Factor Rotation ETF	20	1,120
Capital Group Dividend Value ETF	24	974
Capital Group Growth ETF	21	876
Dimensional US Core Equity 1 ETF	21	1,436
Dimensional US Core Equity 2 ETF	20	733
Dimensional US Core Equity Market ETF	27	1,170
Dimensional US Large Cap Value ETF	6	188
Energy Select Sector SPDR Fund	17	1,483
Fidelity High Dividend ETF	21	1,124
Financial Select Sector SPDR Fund	13	681
First Trust Capital Strength ETF	3	273
First Trust Dorsey Wright Focus 5 ETF	15	910
First Trust Morningstar Dividend Leaders Index Fund	10	423
First Trust North American Energy Infrastructure Fund	15	574
First Trust Value Line Dividend Index Fund	9	404
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	22	2,730
Description	Shares	Fair Value

Domestic Equity (continued)
Innovator Equity Managed Floor ETF	9	$309
Innovator U.S. Equity Power Buffer ETF - November*	10	400
Invesco FTSE RAFI US 1000 ETF	945	40,257
Invesco High Yield Equity Dividend Achievers ETF	18	370
Invesco NASDAQ 100 ETF	91	21,164
Invesco QQQ Trust, Series 1	75	42,376
Invesco S&P 500 Equal Weight ETF	10	1,836
Invesco S&P 500 Equal Weight Health Care ETF	5	140
Invesco S&P 500 Quality ETF	11	785
Invesco S&P SmallCap Consumer Staples ETF	16	555
iShares Core Dividend Growth ETF	22	1,422
iShares Core S&P 500 ETF	7	4,444
iShares Core S&P Mid-Cap ETF	9	567
iShares Core S&P Small-Cap ETF	19	2,095
iShares Core S&P Total U.S. Stock Market ETF	12	1,657
iShares Core S&P U.S. Value ETF	23	2,194
iShares ESG Aware MSCI USA ETF	12	1,659
iShares Expanded Tech-Software Sector ETF*	14	1,563
iShares Morningstar Growth ETF	3	301
iShares Morningstar U.S. Equity ETF	437,777	38,390,723
iShares MSCI USA Momentum Factor ETF	10	2,413
iShares MSCI USA Quality Factor ETF	18	3,314
iShares Russell 1000 ETF	16	5,558
iShares Russell 1000 Growth ETF	25	11,010
iShares Russell 1000 Value ETF	13	2,541
iShares Russell 2000 ETF	19	4,168
iShares Russell 2500 ETF	8	552
iShares Russell Mid-Cap Growth ETF	16	2,263
iShares S&P 100 ETF	22	6,898
iShares S&P 500 Growth ETF	25	2,848

Bluemonte

Large Cap Core ETF

Schedule of Investments

July 31, 2025 (Unaudited) (Continued)

Description	Shares	Fair Value

Domestic Equity (continued)
iShares S&P 500 Value ETF	26	$5,122
iShares S&P Mid-Cap 400 Growth ETF	22	2,047
iShares U.S. Insurance ETF	6	765
iShares U.S. Tech Breakthrough Multisector ETF	19	1,098
iShares U.S. Technology ETF	13	2,357
LHA Market State Tactical Beta ETF	8	303
ProShares S&P 500 Dividend Aristocrats ETF	17	1,730
Real Estate Select Sector SPDR Fund	20	828
Schwab 1000 Index ETF	11	336
Schwab U.S. Broad Market ETF	15	366
Schwab U.S. Dividend Equity ETF	256	6,784
Schwab U.S. Large-Cap ETF	5	125
Schwab U.S. Large-Cap Growth ETF	37	1,118
Schwab U.S. Large-Cap Value ETF	25	696
Schwab U.S. Mid-Cap ETF	30	857
Schwab U.S. REIT ETF	10	209
Schwab U.S. Small-Cap ETF	14	361
SPDR Portfolio S&P 1500 Composite Stock Market ETF	23	1,760
SPDR Portfolio S&P 400 Mid Cap ETF	22	1,216
SPDR Portfolio S&P 500 ETF†	1,043,516	77,574,979
SPDR Portfolio S&P 500 Growth ETF	53	5,224
SPDR Portfolio S&P 500 Value ETF	30	1,585
SPDR Portfolio S&P 600 Small Cap ETF	20	860
SPDR S&P 600 Small Cap Growth ETF	11	981
SPDR S&P 600 Small Cap Value ETF	8	647
SPDR S&P Dividend ETF	9	1,233
Technology Select Sector SPDR Fund	9	2,365
VanEck Morningstar Wide Moat ETF	18	1,743
Vanguard Dividend Appreciation ETF	13	2,679
Vanguard Growth ETF†	151,980	69,178,256

Description	Shares	Fair Value

Domestic Equity (continued)
Vanguard High Dividend Yield ETF	23	$3,085
Vanguard Mid-Cap ETF	7	2,002
Vanguard Mid-Cap Growth ETF	10	2,912
Vanguard Mid-Cap Value ETF	18	3,012
Vanguard Real Estate ETF	39	3,476
Vanguard Russell 1000 Growth ETF	20	2,268
Vanguard Russell 1000 Value ETF	16	1,373
Vanguard S&P 500 ETF	22	12,782
Vanguard Small-Cap ETF	18	4,348
Vanguard Total Stock Market ETF	19	5,907
Vanguard Value ETF	52,479	9,290,882
WisdomTree U.S. Quality Dividend Growth Fund	3	255
WisdomTree U.S. SmallCap Fund	15	773
		194,707,706
Domestic Fixed Income — 0.0%
BlackRock Flexible Income ETF	180	9,493
Dimensional Core Fixed Income ETF	203	8,541
First Trust Preferred Securities and Income ETF	14	251
		18,285
International Equity — 0.0%
Capital Group International Focus Equity ETF	20	534
Capital Group New Geography Equity ETF	13	371
Dimensional Emerging Markets Core Equity 2 ETF	10	299
Dimensional Global Real Estate ETF	13	345
Dimensional International Core Equity 2 ETF	22	677
Dimensional World ex US Core Equity 2 ETF	41	1,201
Franklin International Core Dividend Tilt Index ETF	22	772
iShares Core MSCI EAFE ETF	28	2,292
iShares Core MSCI Emerging Markets ETF	24	1,448
iShares Currency Hedged MSCI EAFE ETF	3	114

Bluemonte

Large Cap Core ETF

Schedule of Investments

July 31, 2025 (Unaudited) (Continued)

Description	Shares	Fair Value

International Equity (continued)
iShares Exponential Technologies ETF	9	$594
iShares MSCI ACWI ex U.S. ETF	1	60
iShares MSCI EAFE ETF	5	438
iShares MSCI EAFE Growth ETF	21	2,257
iShares MSCI EAFE Value ETF	18	1,140
iShares MSCI Emerging Markets ex China ETF	11	691
iShares MSCI World ETF	24	4,106
Schwab Emerging Markets Equity ETF	17	517
Schwab International Equity ETF	32	697
SPDR Portfolio Developed World ex-US ETF	55	2,196
SPDR Portfolio Emerging Markets ETF	19	817
SPDR S&P Kensho New Economies Composite ETF	5	279
Vanguard FTSE All-World ex-US ETF	17	1,132
Vanguard FTSE Developed Markets ETF	26	1,462
Vanguard FTSE Emerging Markets ETF	12	598
WisdomTree International MidCap Dividend Fund	14	1,040
		26,077
Total Exchange-Traded Funds
(Cost $188,743,036)		194,752,688

COMMON STOCK — 0.1%

Communication Services — 0.0%
Alphabet, Cl A	11	2,111
AT&T	17	466
Comcast, Cl A	18	598
Lumen Technologies*	10	45
Meta Platforms, Cl A	20	15,468
Verizon Communications	7	299
Walt Disney	10	1,191
Warner Bros Discovery*	10	132
		20,310
Consumer Discretionary — 0.0%
Amazon.com*	8	1,873
Home Depot	4	1,470
Lowe's	15	3,353
Description	Shares	Fair Value

Consumer Discretionary — continued
Service Corp International	16	$1,221
Starbucks	13	1,159
TJX	3	374
Williams-Sonoma	5	935
		10,385
Consumer Staples — 0.0%
Altria Group	11	681
Coca-Cola	9	611
PepsiCo	7	966
Procter & Gamble	17	2,558
Sysco	7	557
Walmart	18	1,764
		7,137
Energy — 0.0%
Antero Midstream	16	294
BP ADR	13	418
Chevron	16	2,426
ConocoPhillips	23	2,193
Exxon Mobil	19	2,121
Kinder Morgan	22	617
Marathon Petroleum	16	2,723
Phillips 66	10	1,236
Williams	19	1,139
		13,167
Financials — 0.0%
Aflac	18	1,788
Allstate	14	2,845
Ares Capital	18	408
Bank of America	7	331
Berkshire Hathaway, Cl B*	14	6,606
Chubb	14	3,725
Fifth Third Bancorp	17	707
Gladstone Investment	7	97
Globe Life	19	2,669
Goldman Sachs Group	14	10,130
JPMorgan Chase	17	5,036
Mizuho Financial Group ADR	16	95
Morgan Stanley	15	2,137
Regions Financial	16	405
ServisFirst Bancshares	5	393
SoFi Technologies*	20	452
Visa, Cl A	13	4,491
		42,315
Health Care — 0.0%
Abbott Laboratories	17	2,145
AbbVie	26	4,915
CVS Health	35	2,173

Bluemonte

Large Cap Core ETF

Schedule of Investments

July 31, 2025 (Unaudited) (Continued)

Description	Shares	Fair Value

Health Care — continued
Johnson & Johnson	14	$2,306
Merck	21	1,641
Pfizer	7	163
		13,343
Industrials — 0.0%
Canadian Pacific Kansas City	9	662
Carrier Global	4	274
Copart*	11	499
Covenant Logistics Group, Cl A	5	121
CSX	16	569
Eaton	4	1,539
Hertz Global Holdings*	17	109
Paychex	17	2,454
Republic Services, Cl A	11	2,537
RTX	23	3,624
Union Pacific	20	4,439
Waste Management	20	4,583
		21,410
Information Technology — 0.1%
Accenture PLC, Cl A	70	18,697
Apple	15	3,114
Applied Materials	15	2,701
Broadcom	11	3,231
Cisco Systems	4	272
DocuSign, Cl A*	15	1,135
International Business Machines	10	2,532
Microsoft	17	9,069
NVIDIA	6	1,067
Oracle	19	4,822
Pure Storage, Cl A*	14	833
QUALCOMM	26	3,816
Taiwan Semiconductor Manufacturing ADR	17	4,107
Texas Instruments	21	3,802
		59,198
Materials — 0.0%
Dow	41	955
Freeport-McMoRan, Cl B	12	483
Graphic Packaging Holding	15	336
Hecla Mining	5	29
Newmont	13	807
Packaging Corp of America	23	4,456
Pan American Silver	21	567
Wheaton Precious Metals	12	1,098
		8,731

Description	Shares	Fair Value

Real Estate — 0.0%
Iron Mountain‡	19	$1,850
Realty Income‡	8	449
STAG Industrial‡	12	412
		2,711
Utilities — 0.0%
American Electric Power	4	453
Duke Energy	21	2,554
NextEra Energy	54	3,837
Public Service Enterprise Group	19	1,706
Southern	18	1,701
WEC Energy Group	18	1,963
Xcel Energy	11	808
		13,022

Total Common Stock
(Cost $159,818)		211,729

CLOSED-END FUNDS — 0.0%

Domestic Equity — 0.0%
BlackRock Science and Technology Term Trust	4	85
Eaton Vance Enhanced Equity Income Fund	14	294
Eaton Vance Tax-Managed Diversified Equity Income Fund	16	251
		630
Domestic Fixed Income — 0.0%
Cohen & Steers REIT and Preferred and Income Fund	15	334
DNP Select Income Fund	161	1,576
FS Credit Opportunities Corp.	11	82
		1,992
Total Closed-End Funds
(Cost $2,359)		2,622

PREFERRED STOCK — 0.0%

Financials — 0.0%
Goldman Sachs Group, 5.232%	19	399
MetLife, 5.580%	15	359
		758

Total Preferred Stock
(Cost $712)		758

Total Investments - 99.2%
(Cost $188,905,925)		$194,967,797

Bluemonte

Large Cap Core ETF

Schedule of Investments

July 31, 2025 (Unaudited) (Concluded)

Percentages are based on Net Assets of $196,465,665.

*	Non-income producing security.
†	Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission's website at https://www.sec.gov.
‡	Real Estate Investment Trust.

ACWI — All Country World Index

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and the Far East

ESG — Environmental, Social and Governance

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

NASDAQ — National Association of Securities Dealers Automated Quotations

PLC — Public Limited Company

REIT — Real Estate Investment Trust

S&P— Standard & Poor's

SPDR — Standard & Poor's Depositary Receipts

BLU-QH-001-0100

Bluemonte

Large Cap Growth ETF

Schedule of Investments

July 31, 2025 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUNDS — 99.0%

Commodities — 0.0%
iShares Gold Trust*	17	$1,054

Domestic Equity — 99.0%
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF*	14	468
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF*	6	181
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF*	17	551
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF*	8	222
Avantis U.S. Equity ETF	17	1,753
Avantis U.S. Large Cap Value ETF	12	832
BlackRock U.S. Equity Factor Rotation ETF	26	1,456
Capital Group Dividend Value ETF	15	609
Capital Group Growth ETF	44	1,836
Dimensional US Core Equity 1 ETF	11	752
Dimensional US Core Equity 2 ETF	34	1,246
Dimensional US Core Equity Market ETF	19	823
Energy Select Sector SPDR Fund	12	1,047
Fidelity High Dividend ETF	9	482
Financial Select Sector SPDR Fund	15	786
First Trust Capital Strength ETF	12	1,090
First Trust Dorsey Wright Focus 5 ETF	12	728
First Trust Morningstar Dividend Leaders Index Fund	11	465
First Trust Value Line Dividend Index Fund	16	719
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	14	1,737
Innovator Equity Managed Floor ETF	7	241
Innovator U.S. Equity Power Buffer ETF - November*	17	681
Description	Shares	Fair Value

Domestic Equity (continued)
Invesco FTSE RAFI US 1000 ETF	73	$3,110
Invesco High Yield Equity Dividend Achievers ETF	11	226
Invesco NASDAQ 100 ETF	18	4,186
Invesco QQQ Trust, Series 1	14	7,910
Invesco S&P 500 Equal Weight ETF	15	2,754
Invesco S&P 500 Equal Weight Health Care ETF	14	391
Invesco S&P 500 Quality ETF	10	714
Invesco S&P SmallCap Consumer Staples ETF	5	174
iShares Core S&P 500 ETF	16	10,158
iShares Core S&P Mid-Cap ETF	18	1,135
iShares Core S&P Small-Cap ETF	13	1,434
iShares Core S&P Total U.S. Stock Market ETF	5	691
iShares ESG Aware MSCI USA ETF	5	691
iShares Expanded Tech-Software Sector ETF*	6	670
iShares Morningstar Growth ETF	15	1,506
iShares MSCI USA Momentum Factor ETF	8	1,930
iShares MSCI USA Quality Factor ETF	18	3,314
iShares Russell 1000 ETF	11	3,821
iShares Russell 1000 Growth ETF	9	3,964
iShares Russell 1000 Value ETF	14	2,736
iShares Russell 2000 ETF	9	1,974
iShares Russell 2500 ETF	16	1,104
iShares Russell Mid-Cap Growth ETF	7	990
iShares S&P 100 ETF	7	2,195
iShares S&P 500 Growth ETF	21	2,392
iShares S&P 500 Value ETF	14	2,758
iShares S&P Mid-Cap 400 Growth ETF	10	930
iShares U.S. Tech Breakthrough Multisector ETF	20	1,156
iShares U.S. Technology ETF	15	2,720
LHA Market State Tactical Beta ETF	8	303
Real Estate Select Sector SPDR Fund	15	621

Bluemonte

Large Cap Growth ETF

Schedule of Investments

July 31, 2025 (Unaudited) (Continued)

Description	Shares	Fair Value

Domestic Equity (continued)
Schwab 1000 Index ETF	11	$336
Schwab U.S. Broad Market ETF	13	317
Schwab U.S. Dividend Equity ETF	57	1,510
Schwab U.S. Large-Cap ETF	14	351
Schwab U.S. Large-Cap Growth ETF†	1,458,224	44,067,529
Schwab U.S. Large-Cap Value ETF	34	946
Schwab U.S. Mid-Cap ETF	24	686
Schwab U.S. REIT ETF	11	230
Schwab U.S. Small-Cap ETF	16	412
SPDR Portfolio S&P 1500 Composite Stock Market ETF	28	2,142
SPDR Portfolio S&P 400 Mid Cap ETF	36	1,989
SPDR Portfolio S&P 500 ETF	201,395	14,971,704
SPDR Portfolio S&P 500 Growth ETF†	871,488	85,893,857
SPDR Portfolio S&P 500 Value ETF	52	2,747
SPDR Portfolio S&P 600 Small Cap ETF	23	989
SPDR S&P 600 Small Cap Growth ETF	10	892
Technology Select Sector SPDR Fund	10	2,627
VanEck Morningstar Wide Moat ETF	14	1,355
Vanguard Dividend Appreciation ETF	12	2,473
Vanguard Growth ETF	15	6,828
Vanguard Mid-Cap ETF	7	2,002
Vanguard Mid-Cap Growth ETF	7	2,038
Vanguard Russell 1000 Growth ETF	194,094	22,012,201
Vanguard Russell 1000 Value ETF	8	686
Vanguard S&P 500 ETF	8	4,648
Vanguard Small-Cap ETF	20	4,831
Vanguard Total Stock Market ETF	10	3,109
Vanguard Value ETF	16	2,833
WisdomTree U.S. Quality Dividend Growth Fund	12	1,022
WisdomTree U.S. SmallCap Fund	4	206
		167,080,859
Description	Shares	Fair Value

Domestic Fixed Income — 0.0%
BlackRock Flexible Income ETF	18	$949
Dimensional Core Fixed Income ETF	20	842
First Trust Preferred Securities and Income ETF	16	287
		2,078
International Equity — 0.0%
Capital Group International Focus Equity ETF	9	240
Capital Group New Geography Equity ETF	22	629
Dimensional Emerging Markets Core Equity 2 ETF	16	479
Dimensional Global Real Estate ETF	18	477
Dimensional International Core Equity 2 ETF	15	462
Dimensional World ex US Core Equity 2 ETF	54	1,582
Franklin International Core Dividend Tilt Index ETF	10	351
iShares Core MSCI EAFE ETF	40	3,275
iShares Core MSCI Emerging Markets ETF	13	784
iShares Currency Hedged MSCI EAFE ETF	2	76
iShares Exponential Technologies ETF	11	725
iShares MSCI ACWI ex U.S. ETF	11	663
iShares MSCI EAFE ETF	16	1,400
iShares MSCI EAFE Growth ETF	14	1,505
iShares MSCI EAFE Value ETF	15	950
iShares MSCI Emerging Markets ex China ETF	15	942
iShares MSCI World ETF	6	1,026
Schwab Emerging Markets Equity ETF	14	426
Schwab International Equity ETF	30	654
SPDR Portfolio Developed World ex-US ETF	75	2,994
SPDR Portfolio Emerging Markets ETF	28	1,204
SPDR S&P Kensho New Economies Composite ETF	14	781
Vanguard FTSE All-World ex-US ETF	8	533

Bluemonte

Large Cap Growth ETF

Schedule of Investments

July 31, 2025 (Unaudited) (Continued)

Description	Shares	Fair Value

International Equity (continued)
Vanguard FTSE Developed Markets ETF	15	$843
Vanguard FTSE Emerging Markets ETF	6	299
WisdomTree International MidCap Dividend Fund	18	1,338
		24,638
Total Exchange-Traded Funds (Cost $155,707,877)		167,108,629

COMMON STOCK — 0.0%

Communication Services — 0.0%
Alphabet, Cl A	13	2,495
AT&T	24	658
Comcast, Cl A	14	465
Lumen Technologies*	12	54
Meta Platforms, Cl A	12	9,281
Verizon Communications	7	299
Warner Bros Discovery*	9	118
		13,370
Consumer Discretionary — 0.0%
Amazon.com*	11	2,575
Home Depot	13	4,778
Lowe's	6	1,341
Service Corp International	18	1,374
TJX	21	2,615
Williams-Sonoma	16	2,993
		15,676
Consumer Staples — 0.0%
Altria Group	6	372
Coca-Cola	8	543
PepsiCo	8	1,103
Procter & Gamble	11	1,655
Sysco	15	1,194
Walmart	10	980
		5,847
Energy — 0.0%
BP ADR	6	193
Chevron	11	1,668
Exxon Mobil	4	447
Kinder Morgan	2	56
Marathon Petroleum	13	2,212
Williams	8	480
		5,056
Financials — 0.0%
Aflac	13	1,292
Bank of America	4	189
Description	Shares	Fair Value

Financials — continued
Chubb	7	$1,862
Fifth Third Bancorp	6	249
Gladstone Investment	12	167
Globe Life	4	562
Goldman Sachs Group	3	2,171
JPMorgan Chase	16	4,740
Mizuho Financial Group ADR	17	100
Morgan Stanley	13	1,852
Regions Financial	17	431
ServisFirst Bancshares	3	236
SoFi Technologies*	11	248
Visa, Cl A	15	5,182
		19,281
Health Care — 0.0%
Abbott Laboratories	9	1,136
AbbVie	7	1,323
CVS Health	48	2,981
Johnson & Johnson	8	1,318
Merck	20	1,562
		8,320
Industrials — 0.0%
Copart*	11	499
Covenant Logistics Group, Cl A	14	338
CSX	13	462
Eaton	13	5,001
Hertz Global Holdings*	19	122
Paychex	4	577
Republic Services, Cl A	9	2,076
RTX	6	946
Waste Management	8	1,833
		11,854
Information Technology — 0.0%
Apple	17	3,529
Applied Materials	10	1,800
Broadcom	11	3,231
Cisco Systems	9	613
International Business Machines	10	2,532
Microsoft	11	5,868
NVIDIA	23	4,091
Oracle	9	2,284
Pure Storage, Cl A*	14	833
QUALCOMM	8	1,174
Taiwan Semiconductor Manufacturing ADR	11	2,658

Bluemonte

Large Cap Growth ETF

Schedule of Investments

July 31, 2025 (Unaudited) (Concluded)

Description	Shares	Fair Value

Information Technology — continued
Texas Instruments	16	$2,897
		31,510
Materials — 0.0%
Dow	73	1,700
Graphic Packaging Holding	17	380
Hecla Mining	14	80
Newmont	6	373
Packaging Corp of America	9	1,744
Pan American Silver	4	108
Wheaton Precious Metals	9	823
		5,208
Real Estate — 0.0%
Iron Mountain‡	10	974
Realty Income‡	17	954
		1,928
Utilities — 0.0%
American Electric Power	3	339
Duke Energy	9	1,095
NextEra Energy	27	1,919
Southern	24	2,267
WEC Energy Group	5	545
Xcel Energy	6	441
		6,606
Total Common Stock (Cost $90,406)		124,656

CLOSED-END FUNDS — 0.0%

Domestic Equity — 0.0%
BlackRock Science and Technology Term Trust	5	106
Eaton Vance Enhanced Equity Income Fund	12	252
Eaton Vance Tax-Managed Diversified Equity Income Fund	15	235
		593
Domestic Fixed Income — 0.0%
DNP Select Income Fund	9	88
FS Credit Opportunities Corp.	11	82
		170
Total Closed-End Funds (Cost $585)		763
Description	Shares	Fair Value

PREFERRED STOCK — 0.0%

Financials — 0.0%
MetLife, 5.580%	10	$239
Total Preferred Stock (Cost $227)		239

Total Investments - 99.0% (Cost $155,799,095)		$167,234,287

Percentages are based on Net Assets of $168,840,264.

*	Non-income producing security.
†	Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission's website at https://www.sec.gov.
‡	Real Estate Investment Trust.

ACWI — All Country World Index

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and the Far East

ESG — Environmental, Social and Governance

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

NASDAQ — National Association of Securities Dealers Automated Quotations

REIT — Real Estate Investment Trust

S&P— Standard & Poor's

SPDR — Standard & Poor's Depositary Receipts

BLU-QH-001-0100

Bluemonte

Large Cap Value ETF

Schedule of Investments

July 31, 2025 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUNDS — 99.0%

Commodities — 0.0%
iShares Gold Trust*	19	$1,178

Domestic Equity — 99.0%
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF*	19	635
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF*	18	543
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF*	8	259
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF*	20	555
Avantis U.S. Equity ETF	12	1,237
Avantis U.S. Large Cap Value ETF	16	1,110
BlackRock U.S. Equity Factor Rotation ETF	17	952
Capital Group Dividend Value ETF	18	731
Capital Group Growth ETF	28	1,168
Dimensional US Core Equity 1 ETF	23	1,572
Dimensional US Core Equity 2 ETF	17	623
Dimensional US Core Equity Market ETF	18	780
Energy Select Sector SPDR Fund	10	872
Fidelity High Dividend ETF	21	1,124
Financial Select Sector SPDR Fund	10	524
First Trust Capital Strength ETF	10	908
First Trust Dorsey Wright Focus 5 ETF	6	364
First Trust Morningstar Dividend Leaders Index Fund	10	423
First Trust Value Line Dividend Index Fund	12	539
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	19	2,358
Innovator Equity Managed Floor ETF	10	344
Innovator U.S. Equity Power Buffer ETF - November*	19	761

Description	Shares	Fair Value

Domestic Equity (continued)
Invesco FTSE RAFI US 1000 ETF	2,064	$87,926
Invesco High Yield Equity Dividend Achievers ETF	15	309
Invesco NASDAQ 100 ETF	14	3,256
Invesco QQQ Trust, Series 1	9	5,085
Invesco S&P 500 Equal Weight ETF	14	2,571
Invesco S&P 500 Equal Weight Health Care ETF	12	335
Invesco S&P 500 Quality ETF	10	714
Invesco S&P SmallCap Consumer Staples ETF	17	590
iShares Core S&P 500 ETF	18	11,428
iShares Core S&P Mid-Cap ETF	10	630
iShares Core S&P Small-Cap ETF	11	1,213
iShares Core S&P Total U.S. Stock Market ETF	13	1,796
iShares ESG Aware MSCI USA ETF	13	1,797
iShares Expanded Tech-Software Sector ETF*	14	1,563
iShares Morningstar Growth ETF	9	904
iShares MSCI USA Momentum Factor ETF	11	2,654
iShares MSCI USA Quality Factor ETF	14	2,578
iShares Russell 1000 ETF	14	4,863
iShares Russell 1000 Growth ETF	17	7,487
iShares Russell 1000 Value ETF	12	2,345
iShares Russell 2000 ETF	17	3,730
iShares Russell 2500 ETF	12	828
iShares Russell Mid-Cap Growth ETF	10	1,414
iShares S&P 100 ETF	20	6,271
iShares S&P 500 Growth ETF	15	1,709
iShares S&P 500 Value ETF	14	2,758
iShares S&P Mid-Cap 400 Growth ETF	13	1,209
iShares U.S. Tech Breakthrough Multisector ETF	13	751
iShares U.S. Technology ETF	10	1,813
LHA Market State Tactical Beta ETF	10	379
Real Estate Select Sector SPDR Fund	15	621

Bluemonte

Large Cap Value ETF

Schedule of Investments

July 31, 2025 (Unaudited) (Continued)

Description	Shares	Fair Value

Domestic Equity (continued)
Schwab 1000 Index ETF	16	$488
Schwab U.S. Broad Market ETF	18	439
Schwab U.S. Dividend Equity ETF	31	822
Schwab U.S. Large-Cap ETF	12	301
Schwab U.S. Large-Cap Growth ETF	43	1,299
Schwab U.S. Large-Cap Value ETF†	1,685,227	46,899,867
Schwab U.S. Mid-Cap ETF	11	314
Schwab U.S. REIT ETF	10	209
Schwab U.S. Small-Cap ETF	17	438
SPDR Portfolio S&P 1500 Composite Stock Market ETF	18	1,377
SPDR Portfolio S&P 400 Mid Cap ETF	21	1,160
SPDR Portfolio S&P 500 ETF	334,839	24,891,931
SPDR Portfolio S&P 500 Growth ETF	36	3,548
SPDR Portfolio S&P 500 Value ETF†	1,044,331	55,172,007
SPDR Portfolio S&P 600 Small Cap ETF	12	516
SPDR S&P 600 Small Cap Growth ETF	10	892
Technology Select Sector SPDR Fund	9	2,365
VanEck Morningstar Wide Moat ETF	8	775
Vanguard Dividend Appreciation ETF	18	3,709
Vanguard Growth ETF	17	7,738
Vanguard Mid-Cap ETF	16	4,576
Vanguard Mid-Cap Growth ETF	11	3,203
Vanguard Russell 1000 Growth ETF	7	794
Vanguard Russell 1000 Value ETF	365,988	31,401,770
Vanguard S&P 500 ETF	14	8,134
Vanguard Small-Cap ETF	6	1,449
Vanguard Total Stock Market ETF	4	1,244
Vanguard Value ETF	22	3,895
WisdomTree U.S. Quality Dividend Growth Fund	10	852
WisdomTree U.S. SmallCap Fund	16	825
		158,596,846

Description	Shares	Fair Value

Domestic Fixed Income — 0.0%
BlackRock Flexible Income ETF	14	$739
Dimensional Core Fixed Income ETF	17	715
First Trust Preferred Securities and Income ETF	11	197
		1,651
International Equity — 0.0%
Capital Group International Focus Equity ETF	18	480
Capital Group New Geography Equity ETF	20	572
Dimensional Emerging Markets Core Equity 2 ETF	7	210
Dimensional Global Real Estate ETF	3	80
Dimensional International Core Equity 2 ETF	23	708
Dimensional World ex US Core Equity 2 ETF	37	1,084
Franklin International Core Dividend Tilt Index ETF	19	666
iShares Core MSCI EAFE ETF	28	2,292
iShares Core MSCI Emerging Markets ETF	13	784
iShares Currency Hedged MSCI EAFE ETF	8	303
iShares Exponential Technologies ETF	15	989
iShares MSCI ACWI ex U.S. ETF	9	542
iShares MSCI EAFE ETF	10	875
iShares MSCI EAFE Growth ETF	10	1,075
iShares MSCI EAFE Value ETF	15	950
iShares MSCI Emerging Markets ex China ETF	15	942
iShares MSCI World ETF	9	1,540
Schwab Emerging Markets Equity ETF	5	152
Schwab International Equity ETF	30	654
SPDR Portfolio Developed World ex-US ETF	50	1,996
SPDR Portfolio Emerging Markets ETF	18	774
SPDR S&P Kensho New Economies Composite ETF	16	893
Vanguard FTSE All-World ex-US ETF	16	1,066

Bluemonte

Large Cap Value ETF

Schedule of Investments

July 31, 2025 (Unaudited) (Continued)

Description	Shares	Fair Value

International Equity (continued)
Vanguard FTSE Developed Markets ETF	15	$843
Vanguard FTSE Emerging Markets ETF	13	647
WisdomTree International MidCap Dividend Fund	3	223
		21,340
Total Exchange-Traded Funds
(Cost $157,096,322)		158,621,015

COMMON STOCK — 0.1%

Communication Services — 0.0%
Alphabet, Cl A	16	3,070
AT&T	23	630
Comcast, Cl A	8	266
Lumen Technologies*	10	45
Meta Platforms, Cl A	6	4,641
Verizon Communications	21	898
Warner Bros Discovery*	9	118
		9,668
Consumer Discretionary — 0.0%
Amazon.com*	17	3,980
Home Depot	23	8,453
Lowe's	11	2,459
Service Corp International	21	1,603
TJX	22	2,740
Williams-Sonoma	10	1,870
		21,105
Consumer Staples — 0.0%
Altria Group	10	619
Coca-Cola	16	1,086
PepsiCo	10	1,379
Procter & Gamble	12	1,806
Sysco	13	1,035
Walmart	14	1,372
		7,297
Energy — 0.0%
BP ADR	4	129
Chevron	15	2,275
Exxon Mobil	13	1,451
Kinder Morgan	14	393
Marathon Petroleum	13	2,212
Williams	10	599
		7,059
Financials — 0.0%
Aflac	7	695
Bank of America	13	615

Description	Shares	Fair Value

Financials — continued
Chubb	15	$3,991
Fifth Third Bancorp	18	748
Gladstone Investment	21	292
Globe Life	8	1,124
Goldman Sachs Group	15	10,854
JPMorgan Chase	10	2,962
Mizuho Financial Group ADR	6	35
Morgan Stanley	14	1,994
Regions Financial	14	355
ServisFirst Bancshares	4	315
SoFi Technologies*	5	113
Visa, Cl A	16	5,527
		29,620
Health Care — 0.0%
Abbott Laboratories	17	2,145
AbbVie	18	3,402
CVS Health	21	1,304
Johnson & Johnson	5	824
Merck	16	1,250
		8,925
Industrials — 0.0%
Copart*	19	862
Covenant Logistics Group, Cl A	12	290
CSX	13	462
Eaton	4	1,539
Hertz Global Holdings*	5	32
Paychex	14	2,021
Republic Services, Cl A	8	1,845
RTX	6	945
Waste Management	20	4,583
		12,579
Information Technology — 0.1%
Apple	16	3,321
Applied Materials	14	2,521
Broadcom	10	2,937
Cisco Systems	7	477
International Business Machines	18	4,557
Microsoft	15	8,002
NVIDIA	22	3,913
Oracle	22	5,583
Pure Storage, Cl A*	9	536
QUALCOMM	15	2,201
Taiwan Semiconductor Manufacturing ADR	15	3,624

Bluemonte

Large Cap Value ETF

Schedule of Investments

July 31, 2025 (Unaudited) (Concluded)

Description	Shares	Fair Value

Information Technology — continued
Texas Instruments	11	$1,992
		39,664
Materials — 0.0%
Dow	26	606
Graphic Packaging Holding	18	403
Hecla Mining	12	69
Newmont	14	869
Packaging Corp of America	7	1,356
Pan American Silver	15	405
Wheaton Precious Metals	13	1,190
		4,898
Real Estate — 0.0%
Iron Mountain‡	18	1,752
Realty Income‡	15	842
		2,594
Utilities — 0.0%
American Electric Power	9	1,018
Duke Energy	18	2,189
NextEra Energy	16	1,137
Southern	18	1,701
WEC Energy Group	12	1,309
Xcel Energy	15	1,102
		8,456
Total Common Stock
(Cost $107,969)		151,865

CLOSED-END FUNDS — 0.0%

Domestic Equity — 0.0%
BlackRock Science and Technology Term Trust	7	149
Eaton Vance Enhanced Equity Income Fund	14	293
Eaton Vance Tax-Managed Diversified Equity Income Fund	17	267
		709
Domestic Fixed Income — 0.0%
DNP Select Income Fund	8	79
FS Credit Opportunities Corp.	16	119
		198
Total Closed-End Funds
(Cost $669)		907

Description	Shares	Fair Value

PREFERRED STOCK — 0.0%

Financials — 0.0%
MetLife, 5.580%	14	$335
Total Preferred Stock
(Cost $317)		335

Total Investments - 99.1%
(Cost $157,205,277)		$158,774,122

Percentages are based on Net Assets of $160,226,095.

*	Non-income producing security.
†	Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission's website at https://www.sec.gov.
‡	Real Estate Investment Trust.

ACWI — All Country World Index

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and the Far East

ESG — Environmental, Social and Governance

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

NASDAQ — National Association of Securities Dealers Automated Quotations

REIT — Real Estate Investment Trust

S&P— Standard & Poor's

SPDR — Standard & Poor's Depositary Receipts

BLU-QH-001-0100

Bluemonte

Dynamic Total Market ETF

Schedule of Investments

July 31, 2025 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUNDS — 99.1%

Commodities — 0.0%
iShares Gold Trust*	26	$1,612

Domestic Equity — 99.1%
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF*	39	1,303
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF*	54	1,630
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF*	45	1,458
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF*	58	1,610
Avantis U.S. Equity ETF	28	2,887
Avantis U.S. Large Cap Value ETF	35	2,428
Avantis U.S. Small Cap Equity ETF	41	2,150
BlackRock U.S. Equity Factor Rotation ETF	42	2,352
Capital Group Dividend Value ETF	42	1,705
Capital Group Growth ETF	81	3,380
Consumer Discretionary Select Sector SPDR Fund	24	5,314
Consumer Staples Select Sector SPDR Fund	14	1,117
Dimensional US Core Equity 1 ETF	42	2,871
Dimensional US Core Equity 2 ETF	60	2,198
Dimensional US Core Equity Market ETF	58	2,514
Dimensional US Large Cap Value ETF	12	375
Energy Select Sector SPDR Fund	38	3,314
Fidelity High Dividend ETF	60	3,212
Financial Select Sector SPDR Fund	43	2,252
First Trust Capital Strength ETF	25	2,270
First Trust Dorsey Wright Focus 5 ETF	59	3,581
First Trust Morningstar Dividend Leaders Index Fund	14	592
Description	Shares	Fair Value

Domestic Equity (continued)
First Trust North American Energy Infrastructure Fund	50	$1,914
First Trust Rising Dividend Achievers ETF	20	1,267
First Trust Value Line Dividend Index Fund	55	2,471
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	52	6,453
Innovator Equity Managed Floor ETF	36	1,238
Innovator U.S. Equity Power Buffer ETF - November*	28	1,121
Invesco FTSE RAFI US 1000 ETF	111	4,729
Invesco High Yield Equity Dividend Achievers ETF	25	514
Invesco NASDAQ 100 ETF	42	9,768
Invesco QQQ Trust, Series 1	41	23,165
Invesco S&P 500 Equal Weight ETF	10	1,836
Invesco S&P 500 Equal Weight Health Care ETF	29	810
Invesco S&P 500 Quality ETF	50	3,569
Invesco S&P MidCap 400 GARP ETF	8	913
Invesco S&P SmallCap Consumer Staples ETF	52	1,805
iShares Core Dividend Growth ETF	36	2,327
iShares Core S&P 500 ETF	17	10,793
iShares Core S&P Mid-Cap ETF	30	1,891
iShares Core S&P Small-Cap ETF	41	4,521
iShares Core S&P Total U.S. Stock Market ETF	23	3,177
iShares Core S&P U.S. Value ETF	12	1,145
iShares ESG Aware MSCI USA ETF	23	3,180
iShares Expanded Tech-Software Sector ETF*	25	2,791
iShares Morningstar Growth ETF	50	5,020
iShares Morningstar Small-Cap Value ETF	487,024	30,419,519
iShares MSCI USA Momentum Factor ETF	19	4,585
iShares MSCI USA Quality Factor ETF	25	4,603

Bluemonte

Dynamic Total Market ETF

Schedule of Investments

July 31, 2025 (Unaudited) (Continued)

Description	Shares	Fair Value

Domestic Equity (continued)
iShares Russell 1000 ETF	15	$5,210
iShares Russell 1000 Growth ETF	41	18,057
iShares Russell 1000 Value ETF	11	2,150
iShares Russell 2000 ETF	51	11,189
iShares Russell 2500 ETF	54	3,727
iShares Russell Mid-Cap ETF	32	2,999
iShares Russell Mid-Cap Growth ETF	26	3,677
iShares S&P 100 ETF	37	11,601
iShares S&P 500 Growth ETF	24	2,734
iShares S&P 500 Value ETF	11	2,167
iShares S&P Mid-Cap 400 Growth ETF	4	372
iShares Select Dividend ETF	33	4,457
iShares U.S. Industrials ETF	14	2,028
iShares U.S. Insurance ETF	13	1,657
iShares U.S. Tech Breakthrough Multisector ETF	40	2,312
iShares U.S. Technology ETF	43	7,796
LHA Market State Tactical Beta ETF	59	2,237
ProShares S&P 500 Dividend Aristocrats ETF	54	5,496
Real Estate Select Sector SPDR Fund	53	2,195
Schwab 1000 Index ETF	49	1,495
Schwab U.S. Broad Market ETF	17	414
Schwab U.S. Dividend Equity ETF	76	2,014
Schwab U.S. Large-Cap ETF	28	701
Schwab U.S. Large-Cap Growth ETF	103	3,113
Schwab U.S. Large-Cap Value ETF	63	1,753
Schwab U.S. Mid-Cap ETF	77	2,201
Schwab U.S. REIT ETF	23	481
Schwab U.S. Small-Cap ETF	48	1,236
SPDR Portfolio S&P 1500 Composite Stock Market ETF	975	74,597
SPDR Portfolio S&P 400 Mid Cap ETF†	2,386,644	131,862,081
SPDR Portfolio S&P 500 ETF†	2,104,244	156,429,499
SPDR Portfolio S&P 500 Growth ETF	922	90,872
SPDR Portfolio S&P 500 Value ETF	83	4,385
SPDR Portfolio S&P 600 Small Cap ETF	67	2,880
Description	Shares	Fair Value

Domestic Equity (continued)
SPDR S&P 400 Mid Cap Growth ETF	35	$3,106
SPDR S&P 400 Mid Cap Value ETF	18	1,444
SPDR S&P 500 ETF Trust	42	26,547
SPDR S&P 600 Small Cap Growth ETF	50	4,460
SPDR S&P 600 Small Cap Value ETF	15	1,213
SPDR S&P Dividend ETF	17	2,328
Technology Select Sector SPDR Fund	21	5,518
Utilities Select Sector SPDR Fund	37	3,170
VanEck Morningstar Wide Moat ETF	49	4,744
Vanguard Dividend Appreciation ETF	21	4,327
Vanguard Growth ETF	15	6,828
Vanguard High Dividend Yield ETF	38	5,097
Vanguard Large-Cap ETF	31	9,054
Vanguard Mid-Cap ETF	48	13,728
Vanguard Mid-Cap Growth ETF	24	6,988
Vanguard Mid-Cap Value ETF	31	5,188
Vanguard Real Estate ETF	37	3,298
Vanguard Russell 1000 Growth ETF	52	5,897
Vanguard Russell 1000 Value ETF	60	5,148
Vanguard S&P 500 ETF	51	29,632
Vanguard Small-Cap ETF	34	8,213
Vanguard Total Stock Market ETF	15	4,663
Vanguard Value ETF	36	6,373
WisdomTree U.S. Quality Dividend Growth Fund	25	2,129
WisdomTree U.S. SmallCap Fund	51	2,629
WisdomTree US SmallCap Dividend Fund	12	383
		319,317,526
Domestic Fixed Income — 0.0%
BlackRock Flexible Income ETF	39	2,057
Dimensional Core Fixed Income ETF	22	926
First Trust Preferred Securities and Income ETF	27	484

Bluemonte

Dynamic Total Market ETF

Schedule of Investments

July 31, 2025 (Unaudited) (Continued)

Description	Shares	Fair Value

Domestic Fixed Income (continued)
iShares Morningstar Multi-Asset Income ETF	23	$472
		3,939
International Equity — 0.0%
Capital Group International Focus Equity ETF	23	614
Capital Group New Geography Equity ETF	21	600
Dimensional Emerging Markets Core Equity 2 ETF	27	808
Dimensional Global Real Estate ETF	16	424
Dimensional International Core Equity 2 ETF	72	2,217
Dimensional World ex US Core Equity 2 ETF	61	1,787
Franklin International Core Dividend Tilt Index ETF	40	1,403
iShares Core MSCI EAFE ETF	52	4,257
iShares Core MSCI Emerging Markets ETF	44	2,655
iShares Core MSCI International Developed Markets ETF	19	1,422
iShares Currency Hedged MSCI EAFE ETF	26	984
iShares Exponential Technologies ETF	35	2,308
iShares MSCI ACWI ex U.S. ETF	23	1,386
iShares MSCI EAFE ETF	53	4,639
iShares MSCI EAFE Growth ETF	30	3,225
iShares MSCI EAFE Min Vol Factor ETF	8	654
iShares MSCI EAFE Value ETF	49	3,103
iShares MSCI Emerging Markets ex China ETF	33	2,073
iShares MSCI World ETF	14	2,396
Schwab Emerging Markets Equity ETF	41	1,248
Schwab International Equity ETF	32	697
SPDR Portfolio Developed World ex-US ETF	81	3,234
SPDR Portfolio Emerging Markets ETF	34	1,462
SPDR S&P Kensho New Economies Composite ETF	13	725
Description	Shares	Fair Value

International Equity (continued)
Vanguard FTSE All-World ex-US ETF	29	$1,931
Vanguard FTSE Developed Markets ETF	46	2,586
Vanguard FTSE Emerging Markets ETF	15	747
WisdomTree International MidCap Dividend Fund	17	1,263
		50,848
Total Exchange-Traded Funds (Cost $312,455,396)		319,373,925

COMMON STOCK — 0.2%

Communication Services — 0.0%
Alphabet, Cl A	41	7,868
AT&T	55	1,508
Comcast, Cl A	29	964
Lumen Technologies*	56	249
Meta Platforms, Cl A	39	30,164
Nintendo ADR	35	735
Verizon Communications	26	1,112
Walt Disney	35	4,169
Warner Bros Discovery*	49	645
		47,414
Consumer Discretionary — 0.0%
Amazon.com*	52	12,174
Ford Motor	46	509
Home Depot	51	18,743
Lowe's	26	5,813
McDonald's	28	8,402
Service Corp International	44	3,357
Starbucks	37	3,299
TJX	46	5,728
Williams-Sonoma	53	9,914
		67,939
Consumer Staples — 0.0%
Altria Group	50	3,097
Coca-Cola	59	4,006
Costco Wholesale	54	50,740
Mondelez International, Cl A	53	3,429
PepsiCo	58	7,999
Procter & Gamble	52	7,824
Sysco	31	2,468
Walmart	36	3,527
		83,090
Energy — 0.0%
Antero Midstream	28	514
BP ADR	36	1,157

Bluemonte

Dynamic Total Market ETF

Schedule of Investments

July 31, 2025 (Unaudited) (Continued)

Description	Shares	Fair Value

Energy — continued
Chevron	32	$4,853
ConocoPhillips	23	2,193
Exxon Mobil	58	6,475
Kinder Morgan	36	1,010
Marathon Petroleum	8	1,362
ONEOK	6	493
Phillips 66	19	2,348
Williams	51	3,057
		23,462
Financials — 0.1%
Aflac	48	4,769
Allstate	32	6,504
Ares Capital	30	679
Ares Management, Cl A	45	8,349
Bank of America	20	945
Bankinter ADR	14	199
Berkshire Hathaway, Cl B*	51	24,066
Charles Schwab	41	4,007
Chubb	26	6,917
Fifth Third Bancorp	54	2,245
Gladstone Investment	27	375
Globe Life	21	2,950
Goldman Sachs Group	49	35,456
Hartford Financial Services Group	54	6,717
JPMorgan Chase	19	5,629
Mizuho Financial Group ADR	44	260
Morgan Stanley	43	6,125
Prudential Financial	50	5,179
Regions Financial	19	481
ServisFirst Bancshares	30	2,360
SoFi Technologies*	17	384
Toronto-Dominion Bank	31	2,259
Truist Financial	32	1,399
US Bancorp	42	1,888
Visa, Cl A	49	16,928
		147,070
Health Care — 0.0%
Abbott Laboratories	30	3,786
AbbVie	24	4,536
Amgen	15	4,427
CVS Health	97	6,024
Danaher	29	5,718
Gilead Sciences	38	4,267
Haleon ADR	16	151
Johnson & Johnson	35	5,766
Merck	28	2,187
Pfizer	49	1,141
Description	Shares	Fair Value

Health Care — continued
UnitedHealth Group	49	$12,228
		50,231
Industrials — 0.0%
Boeing*	53	11,757
Canadian Pacific Kansas City	52	3,825
Carrier Global	32	2,196
Caterpillar	47	20,587
Copart*	42	1,904
Covenant Logistics Group, Cl A	28	676
CSX	7	249
Eaton	47	18,082
General Electric	13	3,524
Hertz Global Holdings*	32	205
Paychex	55	7,938
Republic Services, Cl A	23	5,305
RTX	40	6,303
Union Pacific	58	12,874
Waste Management	59	13,520
		108,945
Information Technology — 0.1%
Accenture PLC, Cl A	106	28,313
Amphenol, Cl A	50	5,326
Apple	48	9,963
Applied Materials	30	5,401
Broadcom	24	7,049
Cisco Systems	57	3,881
DocuSign, Cl A*	50	3,782
Hackett Group	41	959
International Business Machines	23	5,822
Microsoft	20	10,670
NVIDIA	62	11,028
Oracle	47	11,927
Pure Storage, Cl A*	42	2,500
QUALCOMM	37	5,430
Salesforce	51	13,175
Taiwan Semiconductor Manufacturing ADR	24	5,799
Texas Instruments	30	5,432
		136,457
Materials — 0.0%
Dow	107	2,492
DuPont de Nemours	29	2,085
Freeport-McMoRan, Cl B	21	845
Graphic Packaging Holding	46	1,029
Hecla Mining	28	161
Newmont	24	1,490

Bluemonte

Dynamic Total Market ETF

Schedule of Investments

July 31, 2025 (Unaudited) (Concluded)

Description	Shares	Fair Value

Materials — continued
Packaging Corp of America	14	$2,712
Pan American Silver	50	1,351
Wheaton Precious Metals	45	4,118
		16,283
Real Estate — 0.0%
Iron Mountain‡	32	3,116
Prologis‡	34	3,630
Realty Income‡	34	1,908
STAG Industrial‡	21	721
		9,375
Utilities — 0.0%
Ameren	53	5,360
American Electric Power	28	3,168
Duke Energy	38	4,622
NextEra Energy	47	3,340
Public Service Enterprise Group	11	988
Southern	61	5,763
WEC Energy Group	45	4,908
Xcel Energy	47	3,452
		31,601

Total Common Stock (Cost $476,298)		721,867

CLOSED-END FUNDS — 0.0%

Domestic Equity — 0.0%
BlackRock Science and Technology Term Trust	53	1,127
Eaton Vance Enhanced Equity Income Fund	36	755
Eaton Vance Tax-Managed Diversified Equity Income Fund	55	863
		2,745
Domestic Fixed Income — 0.0%
Cohen & Steers REIT and Preferred and Income Fund	50	1,114
DNP Select Income Fund	19	186
FS Credit Opportunities Corp.	12	89
		1,389
Total Closed-End Funds (Cost $3,254)		4,134

PREFERRED STOCK — 0.0%

Financials — 0.0%
Goldman Sachs Group, 5.232%	30	630
Description	Shares	Fair Value

Financials — continued
MetLife, 5.580%	30	$718
		1,348

Total Preferred Stock (Cost $1,268)		1,348

Total Investments - 99.3% (Cost $312,936,216)		$320,101,274

Percentages are based on Net Assets of $322,288,817.

*	Non-income producing security.
†	Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission's website at https://www.sec.gov.
‡	Real Estate Investment Trust.

ACWI — All Country World Index

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and the Far East

ESG — Environmental, Social and Governance

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

GARP — Growth at a Reasonable Price

NASDAQ — National Association of Securities Dealers Automated Quotations

PLC — Public Limited Company

REIT — Real Estate Investment Trust

S&P— Standard & Poor's

SPDR — Standard & Poor's Depositary Receipts

BLU-QH-001-0100

Bluemonte

Global Equity ETF

Schedule of Investments

July 31, 2025 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUNDS — 99.4%

Commodities — 0.0%
iShares Gold Trust*	27	$1,674

Domestic Equity — 15.6%
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF*	9	301
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF*	21	634
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF*	13	421
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF*	24	666
Avantis U.S. Equity ETF	20	2,062
Avantis U.S. Large Cap Value ETF	10	694
BlackRock U.S. Equity Factor Rotation ETF	23	1,288
Capital Group Dividend Value ETF	19	771
Capital Group Growth ETF	28	1,168
Dimensional US Core Equity 1 ETF	9	615
Dimensional US Core Equity 2 ETF	18	660
Dimensional US Core Equity Market ETF	30	1,300
Dimensional US Large Cap Value ETF	16	501
Energy Select Sector SPDR Fund	22	1,919
Fidelity High Dividend ETF	25	1,338
Financial Select Sector SPDR Fund	20	1,047
First Trust Capital Strength ETF	14	1,271
First Trust Dorsey Wright Focus 5 ETF	14	850
First Trust Morningstar Dividend Leaders Index Fund	23	972
First Trust North American Energy Infrastructure Fund	8	306
First Trust Value Line Dividend Index Fund	22	988
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	17	2,110

Description	Shares	Fair Value
Domestic Equity (continued)
Innovator Equity Managed Floor ETF	5	$172
Innovator U.S. Equity Power Buffer ETF - November*	8	320
Invesco FTSE RAFI US 1000 ETF	520	22,152
Invesco High Yield Equity Dividend Achievers ETF	8	165
Invesco NASDAQ 100 ETF	23	5,349
Invesco QQQ Trust, Series 1	18	10,170
Invesco S&P 500 Equal Weight ETF	1	184
Invesco S&P 500 Equal Weight Health Care ETF	16	447
Invesco S&P 500 Quality ETF	20	1,428
Invesco S&P SmallCap Consumer Staples ETF	20	694
iShares Core Dividend Growth ETF	9	582
iShares Core S&P 500 ETF	12	7,619
iShares Core S&P Mid-Cap ETF	16	1,008
iShares Core S&P Small-Cap ETF	24	2,647
iShares Core S&P Total U.S. Stock Market ETF	236,413	32,653,364
iShares Core S&P U.S. Value ETF	16	1,526
iShares ESG Aware MSCI USA ETF	10	1,382
iShares Expanded Tech-Software Sector ETF*	12	1,340
iShares Morningstar Growth ETF	17	1,707
iShares MSCI USA Momentum Factor ETF	8	1,930
iShares MSCI USA Quality Factor ETF	28	5,155
iShares Russell 1000 ETF	24	8,337
iShares Russell 1000 Growth ETF	20	8,808
iShares Russell 1000 Value ETF	21	4,104
iShares Russell 2000 ETF	15	3,291
iShares Russell 2500 ETF	21	1,449
iShares Russell Mid-Cap Growth ETF	11	1,556
iShares S&P 100 ETF	20	6,271
iShares S&P 500 Growth ETF	26	2,961
iShares S&P 500 Value ETF	7	1,379

Bluemonte

Global Equity ETF

Schedule of Investments

July 31, 2025 (Unaudited) (Continued)

Description	Shares	Fair Value

Domestic Equity (continued)
iShares S&P Mid-Cap 400 Growth ETF	15	$1,395
iShares U.S. Insurance ETF	16	2,040
iShares U.S. Tech Breakthrough Multisector ETF	26	1,503
iShares U.S. Technology ETF	20	3,626
LHA Market State Tactical Beta ETF	10	379
ProShares S&P 500 Dividend Aristocrats ETF	10	1,018
Real Estate Select Sector SPDR Fund	27	1,118
Schwab 1000 Index ETF	18	549
Schwab U.S. Broad Market ETF	9	219
Schwab U.S. Dividend Equity ETF	40	1,060
Schwab U.S. Large-Cap ETF	16	401
Schwab U.S. Large-Cap Growth ETF	42	1,269
Schwab U.S. Large-Cap Value ETF	37	1,030
Schwab U.S. Mid-Cap ETF	19	543
Schwab U.S. REIT ETF	25	523
Schwab U.S. Small-Cap ETF	27	695
SPDR Portfolio S&P 1500 Composite Stock Market ETF	21	1,607
SPDR Portfolio S&P 400 Mid Cap ETF	22	1,215
SPDR Portfolio S&P 500 ETF	46	3,420
SPDR Portfolio S&P 500 Growth ETF	46	4,534
SPDR Portfolio S&P 500 Value ETF	38	2,008
SPDR Portfolio S&P 600 Small Cap ETF	21	903
SPDR S&P 600 Small Cap Growth ETF	20	1,784
SPDR S&P 600 Small Cap Value ETF	18	1,456
SPDR S&P Dividend ETF	19	2,602
Technology Select Sector SPDR Fund	24	6,306
VanEck Morningstar Wide Moat ETF	15	1,452
Vanguard Dividend Appreciation ETF	21	4,327
Vanguard Growth ETF	11	5,007
Vanguard High Dividend Yield ETF	10	1,341

Description	Shares	Fair Value

Domestic Equity (continued)
Vanguard Mid-Cap ETF	18	$5,148
Vanguard Mid-Cap Growth ETF	25	7,280
Vanguard Mid-Cap Value ETF	5	837
Vanguard Real Estate ETF	9	802
Vanguard Russell 1000 Growth ETF	5	567
Vanguard Russell 1000 Value ETF	27	2,317
Vanguard S&P 500 ETF	21	12,201
Vanguard Small-Cap ETF	26	6,280
Vanguard Total Stock Market ETF	15	4,663
Vanguard Value ETF	17	3,010
WisdomTree U.S. Quality Dividend Growth Fund	14	1,192
WisdomTree U.S. SmallCap Fund	19	979
		32,879,985
Domestic Fixed Income — 0.0%
BlackRock Flexible Income ETF	25	1,318
Dimensional Core Fixed Income ETF	25	1,052
First Trust Preferred Securities and Income ETF	19	341
		2,711
International Equity — 83.8%
Capital Group International Focus Equity ETF	21	561
Capital Group New Geography Equity ETF	28	800
Dimensional Emerging Markets Core Equity 2 ETF	20	599
Dimensional Global Real Estate ETF	4	106
Dimensional International Core Equity 2 ETF	22	677
Dimensional World ex US Core Equity 2 ETF	2,491	72,961
Franklin International Core Dividend Tilt Index ETF	14	491
iShares Core MSCI EAFE ETF	29	2,374
iShares Core MSCI Emerging Markets ETF	14	845
iShares Core MSCI International Developed Markets ETF	697,395	52,200,016

Bluemonte

Global Equity ETF

Schedule of Investments

July 31, 2025 (Unaudited) (Continued)

Description	Shares	Fair Value

International Equity (continued)
iShares Currency Hedged MSCI EAFE ETF	11	$416
iShares Exponential Technologies ETF	13	857
iShares MSCI ACWI ex U.S. ETF	12	723
iShares MSCI EAFE ETF	19	1,663
iShares MSCI EAFE Growth ETF	19	2,042
iShares MSCI EAFE Value ETF	11	697
iShares MSCI Emerging Markets ex China ETF	7	440
iShares MSCI World ETF	28	4,791
Schwab Emerging Markets Equity ETF	13	396
Schwab International Equity ETF	13	283
SPDR Portfolio Developed World ex-US ETF†	2,076,014	82,874,479
SPDR Portfolio Emerging Markets ETF	26	1,118
SPDR S&P Kensho New Economies Composite ETF	10	558
Vanguard FTSE All-World ex-US ETF	15	999
Vanguard FTSE Developed Markets ETF	746,073	41,944,224
Vanguard FTSE Emerging Markets ETF	14	697
WisdomTree International MidCap Dividend Fund	5	372
		177,114,185
Total Exchange-Traded Funds
(Cost $211,169,437)		209,998,555

COMMON STOCK — 0.1%

Canada — 0.0%
Industrials — 0.0%
Canadian Pacific Kansas City	11	$809

Materials — 0.0%
Pan American Silver	18	487

Description	Shares	Fair Value

Canada — continued
Materials — continued
Wheaton Precious Metals	22	$2,013
		2,500
		3,309
Ireland — 0.0%
Information Technology — 0.0%
Accenture PLC, Cl A	58	15,492

Japan — 0.0%
Financials — 0.0%
Mizuho Financial Group ADR	13	77

Taiwan — 0.0%
Information Technology — 0.0%
Taiwan Semiconductor Manufacturing ADR	7	1,691

United Kingdom — 0.0%
Energy — 0.0%
BP ADR	5	161

United States — 0.1%
Communication Services — 0.0%
Alphabet, Cl A	15	2,878
AT&T	26	713
Comcast, Cl A	17	565
Lumen Technologies*	18	80
Meta Platforms, Cl A	20	15,469
Verizon Communications	21	898
Walt Disney	26	3,097
Warner Bros Discovery*	19	250
		23,950

Consumer Discretionary — 0.0%
Amazon.com*	24	5,619
Home Depot	14	5,145
Lowe's	13	2,906
Service Corp International	20	1,526
Starbucks	21	1,872
TJX	14	1,744
Williams-Sonoma	19	3,554
		22,366

Consumer Staples — 0.0%
Altria Group	20	1,239
Coca-Cola	17	1,154
PepsiCo	9	1,241

Bluemonte

Global Equity ETF

Schedule of Investments

July 31, 2025 (Unaudited) (Continued)

Description	Shares	Fair Value

United States — continued
Consumer Staples — continued
Procter & Gamble	11	$1,655
Sysco	18	1,433
Walmart	7	686
		7,408
Energy — 0.0%
Antero Midstream	26	477
Chevron	8	1,213
ConocoPhillips	22	2,097
Exxon Mobil	15	1,675
Kinder Morgan	9	253
Marathon Petroleum	25	4,255
Phillips 66	21	2,595
Williams	15	899
		13,464
Financials — 0.0%
Aflac	15	1,490
Allstate	13	2,642
Ares Capital	5	113
Bank of America	12	567
Berkshire Hathaway, Cl B*	10	4,719
Chubb	12	3,193
Fifth Third Bancorp	21	873
Gladstone Investment	21	292
Globe Life	7	983
Goldman Sachs Group	18	13,024
JPMorgan Chase	21	6,221
Morgan Stanley	8	1,140
Regions Financial	24	608
ServisFirst Bancshares	4	315
SoFi Technologies*	16	361
Visa, Cl A	6	2,073
		38,614
Health Care — 0.0%
Abbott Laboratories	15	1,893
AbbVie	25	4,725
CVS Health	15	932
Johnson & Johnson	16	2,636
Merck	5	390
Pfizer	7	163
		10,739
Industrials — 0.0%
Carrier Global	9	617
Copart*	14	635

Description	Shares	Fair Value

United States — continued
Industrials — continued
Covenant Logistics Group, Cl A	16	$386
CSX	25	889
Eaton	15	5,771
Hertz Global Holdings*	25	160
Paychex	21	3,031
Republic Services, Cl A	27	6,227
RTX	10	1,576
Union Pacific	13	2,886
Waste Management	24	5,500
		27,678
Information Technology — 0.1%
Apple	27	5,605
Applied Materials	7	1,261
Broadcom	26	7,636
Cisco Systems	18	1,225
DocuSign, Cl A*	8	605
International Business Machines	9	2,278
Microsoft	17	9,069
NVIDIA	17	3,024
Oracle	18	4,568
Pure Storage, Cl A*	8	476
QUALCOMM	26	3,816
Texas Instruments	17	3,078
		42,641
Materials — 0.0%
Dow	21	489
Freeport-McMoRan, Cl B	22	885
Graphic Packaging Holding	7	157
Hecla Mining	16	92
Newmont	11	683
Packaging Corp of America	27	5,231
		7,537
Real Estate — 0.0%
Iron Mountain‡	17	1,655
Realty Income‡	20	1,123
STAG Industrial‡	22	755
		3,533
Utilities — 0.0%
American Electric Power	12	1,358
Duke Energy	13	1,581
NextEra Energy	31	2,203

Bluemonte

Global Equity ETF

Schedule of Investments

July 31, 2025 (Unaudited) (Concluded)

Description	Shares	Fair Value

United States — continued

Utilities — continued
Public Service Enterprise Group	17	$1,526
Southern	29	2,740
WEC Energy Group	18	1,964
Xcel Energy	24	1,762
		13,134
		211,064

Total Common Stock (Cost $169,381)		231,794

CLOSED-END FUNDS — 0.0%

Domestic Equity — 0.0%
BlackRock Science and Technology Term Trust	6	128
Eaton Vance Enhanced Equity Income Fund	28	587
Eaton Vance Tax-Managed Diversified Equity Income Fund	30	471
		1,186
Domestic Fixed Income — 0.0%
Cohen & Steers REIT and Preferred and Income Fund	8	178
DNP Select Income Fund	23	225
FS Credit Opportunities Corp.	28	209
		612
Total Closed-End Funds
(Cost $1,367)		1,798

PREFERRED STOCK — 0.0%

United States — 0.0%

Financials — 0.0%
Goldman Sachs Group, 5.232%	7	147
MetLife, 5.580%	7	167
		314

Total Preferred Stock (Cost $296)		314

Total Investments - 99.5% (Cost $211,340,481)		$210,232,461

Percentages are based on Net Assets $211,209,357.

*	Non-income producing security.
†	Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission's website at https://www.sec.gov.
‡	Real Estate Investment Trust.

ACWI — All Country World Index
ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Australasia and the Far East
ESG — Environmental, Social and Governance
ETF — Exchange-Traded Fund
FTSE — Financial Times Stock Exchange
NASDAQ — National Association of Securities Dealers Automated Quotations
PLC — Public Limited Company
REIT — Real Estate Investment Trust
S&P— Standard & Poor's
SPDR — Standard & Poor's Depositary Receipts

BLU-QH-001-0100

Bluemonte

Core Bond ETF

Schedule of Investments

July 31, 2025 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUNDS — 99.8%

Domestic Fixed Income — 99.8%
BlackRock Ultra Short-Term Bond ETF	107	$5,424
Capital Group Short Duration Income ETF	30	775
Dimensional Short-Duration Fixed Income ETF	150	7,187
Fidelity Total Bond ETF	44	2,003
First Trust Senior Loan ETF	131	6,015
Invesco Preferred ETF	117	1,326
Invesco Total Return Bond ETF	21	979
iShares 0-5 Year High Yield Corporate Bond ETF	100	4,304
iShares 1-3 Year Treasury Bond ETF	153	12,625
iShares 3-7 Year Treasury Bond ETF	44	5,206
iShares 5-10 Year Investment Grade Corporate Bond ETF	44	2,339
iShares Broad USD High Yield Corporate Bond ETF	135	5,048
iShares Broad USD Investment Grade Corporate Bond ETF	117	6,001
iShares Core Total USD Bond Market ETF	137	6,301
iShares Core U.S. Aggregate Bond ETF†	1,265,926	124,845,622
iShares iBoxx $ High Yield Corporate Bond ETF	144	11,575
iShares iBoxx $ Investment Grade Corporate Bond ETF	48	5,237
iShares MBS ETF	502,396	46,757,996
iShares National Muni Bond ETF	80	8,310
iShares U.S. Treasury Bond ETF	68	1,552
Janus Henderson AAA CLO ETF	89	4,520
PIMCO Active Bond Exchange-Traded Fund	15	1,376
Schwab Intermediate-Term U.S. Treasury ETF	2,506,847	62,270,079
SPDR Bloomberg 1-3 Month T-Bill ETF	61	5,597
SPDR Bloomberg High Yield Bond ETF	43	4,166
SPDR Portfolio Corporate Bond ETF	2,153,434	62,686,464
SPDR Portfolio Intermediate Term Treasury ETF	9	257
Description	Shares	Fair Value

Domestic Fixed Income (continued)
SPDR Portfolio Long Term Treasury ETF	72	$1,890
SPDR Portfolio Mortgage Backed Bond ETF	121	2,653
SPDR Portfolio Short Term Corporate Bond ETF	38	1,144
Vanguard Intermediate-Term Corporate Bond ETF	4	331
Vanguard Long-Term Treasury ETF	14	776
Vanguard Short-Term Bond ETF	17	1,332
Vanguard Short-Term Corporate Bond ETF	196,637	15,589,381
Vanguard Total Bond Market ETF	28	2,050
		312,267,841
International Fixed Income — 0.0%
Dimensional Global Credit ETF	104	5,650
Dimensional Global ex US Core Fixed Income ETF	127	6,780
iShares J.P. Morgan USD Emerging Markets Bond ETF	27	2,508
VanEck J.P. Morgan EM Local Currency Bond ETF	129	3,208
		18,146
Total Exchange-Traded Funds (Cost $312,582,823)		312,285,987

CLOSED-END FUND — 0.0%

Domestic Fixed Income — 0.0%
PIMCO Strategic Income Fund	92	651

Total Closed-End Fund (Cost $610)		651

Total Investments - 99.8% (Cost $312,583,433)		$312,286,638

Percentages are based on Net Assets $312,762,483.

†	Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission's website at https://www.sec.gov.

Bluemonte

Core Bond ETF

Schedule of Investments

July 31, 2025 (Unaudited) (Concluded)

Cl — Class

CLO — Collateralized Loan Obligation

EM — Emerging Markets

ETF — Exchange-Traded Fund

MBS — Mortgage-Backed Security

SPDR — Standard & Poor's Depositary Receipts

USD — U.S. Dollar

BLU-QH-001-0100

Bluemonte

Short Term Bond ETF

Schedule of Investments

July 31, 2025 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUNDS — 99.8%

Domestic Fixed Income — 99.8%
iShares Core U.S. Aggregate Bond ETF†	267,048	$26,336,274
Vanguard Short-Term Bond ETF†	737,253	57,785,890
Vanguard Short-Term Corporate Bond ETF	265,480	21,047,254
		105,169,418
Total Exchange-Traded Funds
(Cost $105,267,009)		105,169,418

Total Investments - 99.8%
(Cost $105,267,009)		$105,169,418

Percentages are based on Net Assets $105,328,606.

†	Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission's website at https://www.sec.gov.

ETF — Exchange-Traded Fund

BLU-QH-001-0100

Bluemonte

Long Term Bond ETF

Schedule of Investments

July 31, 2025 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUNDS — 99.8%

Domestic Fixed Income — 99.8%
iShares Core U.S. Aggregate Bond ETF†	280,814	$27,693,877
Vanguard Long-Term Bond ETF†	851,459	58,639,981
Vanguard Long-Term Corporate Bond ETF	283,545	21,379,293
		107,713,151
Total Exchange-Traded Funds
(Cost $107,593,086)		107,713,151

Total Investments - 99.8%
(Cost $107,593,086)		$107,713,151

Percentages are based on Net Assets $107,906,287.

†	Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission's website at https://www.sec.gov.

ETF — Exchange-Traded Fund

BLU-QH-001-0100

Bluemonte

Diversified Income ETF

Schedule of Investments

July 31, 2025 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUNDS — 98.2%

Domestic Equity — 21.9%
Global X MLP ETF	169,318	$8,730,036
Real Estate Select Sector SPDR Fund	207,151	8,578,123
		17,308,159
Domestic Fixed Income — 76.3%
First Trust Senior Loan ETF	175,284	8,049,041
Invesco Preferred ETF	606,581	6,872,563
PIMCO Active Bond Exchange-Traded Fund†	306,880	28,143,965
SPDR Bloomberg High Yield Bond ETF	176,257	17,077,541
		60,143,110
Total Exchange-Traded Funds
(Cost $76,450,905)		77,451,269

Total Investments - 98.2%
(Cost $76,450,905)		$77,451,269

Percentages are based on Net Assets $78,884,111.

†	Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission's website at https://www.sec.gov.

Cl — Class

ETF — Exchange-Traded Fund

MLP — Master Limited Partnership

SPDR — Standard & Poor's Depositary Receipts

BLU-QH-001-0100